Stockholders' Deficit	3 Months Ended
Mar. 31, 2013
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT
14.            STOCKHOLDERS’ DEFICIT

Common Stock:

Basis for determining fair value of shares issued

The Company determines the value at which to record common stock issued in connection with acquisitions using the market price of the common stock on the date of acquisition.

The Company uses the market price of its common stock to determine the fair value of shares of common stock issued in connection with debt conversions and settlements and in connection with loan modifications.

The Company uses the market price of its common stock to determine the fair value of shares of common stock issued in connection with stock compensation issued to employees and third parties.

Issuance of shares of common stock to third-party for services

During 2011, the Company issued 4,000 shares of its common stock to a consultant, Birbragher Ins Trust, in exchange for consulting services relating to corporate matters.  The shares were valued at $60 per share.

During 2011, the Company issued 2,000 shares of its common stock to Interactive Business Alliance in exchange for consulting services relating to public relations.  The shares were valued at $55.00 per share.

The aggregate consideration for the issuance of shares of the Company’s common stock for services amounted to $350,000 during 2011 and is reflected in the accompanying consolidated statement of operations as operating expenses.

During 2012, the Company issued 33,000 shares of the Company’s common stock in exchange for consulting services.  The shares were valued at an average price of $10.28 per share for a value of $338,900.

During February 2013, the Company issued 6,250 shares of its common stock to a consultant, in exchange for consulting services relating to corporate matters. The shares were valued at $13.52 per share.

Issuance of shares of common stock to employees, directors, and officers

During 2011, the Company issued 21,000 shares of its common stock to employees as bonuses.  The shares were valued at the weighted-average price of $64.80 per share.  The aggregate consideration for the issuance of shares of the Company’s common stock to its employees amounted to $1,361,000 during 2011 and is reflected in the accompanying consolidated statement of operations as salary and wages.

During 2012, the Company issued 10,000 shares of the Company’s common stock to directors and officers for services rendered.  The shares were valued at $3.00 per share for a value of $30,000.

During February 2013, the Company issued 5,000 shares of the Company’s common stock to two employees for services rendered. The shares were valued at $11.52 per share.

Issuance of shares of common stock pursuant to conversion of notes payable

During 2011, the Company issued 29,347 shares of its common stock to a third-party lender pursuant to the conversion of notes payable aggregating $123,998.  The shares were valued at the conversion price of $4.24 per share.  The aggregate consideration for the issuance of the shares of the Company’s common stock to the third-party lender amounted to $123,998.  The difference between the aggregate consideration issued and the principal amount converted, which amounted to $23,998, has been recorded as interest expense in the accompanying consolidated statement of operations.

During January 2013, the Company issued 7,206 shares of its common stock to a third-party lender pursuant to the conversion of notes payable aggregating $27,500. The fair value of the shares was $20.00 per share. The loss recorded upon conversion was $116,630. The loss was not materially different than the incremental intrinsic value resulting from the resolution of the contingently adjustable conversion ratios and the corresponding adjustments to the conversion prices.

During March 2013, the Company issued 36,584 shares of its common stock to a third-party lender upon the conversion of notes payable aggregating $210,000. The fair value of the shares was $13.40 per share. The loss recorded upon conversion was $280,819. The loss was not materially different than the incremental intrinsic value resulting from the resolution of the contingently adjustable conversion ratios and the corresponding adjustments to the conversion prices.

Issuance of shares pursuant to convertible notes payable

During 2012, the Company issued 44,318 shares of its common stock pursuant to convertible notes payable at a weighted-average price of $3.44 per share, for a value of $153,216.

Issuance of shares pursuant to completed business combinations

During 2011, the Company issued 17,000 shares of its common stock in connection with the acquisition of Tropical and RM Engineering.  The shares were valued at $4.48 per share for an aggregate consideration of $76,120.

During 2012, the Company issued 10,000 shares of its common stock with a fair market price of $7.75 per share in connection with the acquisition of TNS. The total value of the stock issued was $77,500.

Issuance of shares pursuant to acquisition not completed

During 2011, the Company issued in the aggregate 4,214 shares of its common stock to three stockholders of Premier Cable Designs, Inc., an engineering company that the Company proposed to acquire.  The shares were valued at $69.00 per share for an aggregate consideration of $290,766.  The shares were held in deposit and are reflected as deposits in the accompanying consolidated balance sheet at December 31, 2011.  During 2012, the Company determined that that acquisition was not going to occur. As the stockholders of Premier Cable Design did not have to return the shares, the Company expensed the amount recorded as a deposit.

Issuance of shares to satisfy liabilities

During 2011, the Company issued 5,000 shares of its common stock to a third-party lender pursuant to the conversion of a note payable of $25,000.  The shares were valued at $5.00 per share.  The aggregate consideration for the issuance of the shares of the Company’s common stock to the third-party lender amounted to $25,000.

Issuance of shares pursuant to loans

During 2011, the Company issued 4,000 shares of its common stock to a note holder pursuant to the terms of the loan, and it issued, in the aggregate, 8,000 shares of its common stock to a note holder to cure the lack of payment at maturity dates.  The shares were valued at $31.12 per share.  The aggregate consideration for the issuance of the shares of the Company’s common stock to the two note holders amounted to $373,446, which is reflected as interest expense in the consolidated balance sheets.

Issuance from sale of shares

During 2011, the Company sold, in the aggregate, 6,818 shares of its common stock at a price of $8.08 per share, for net proceeds of $55,000.

Issuance of shares pursuant to penalty to waive of covenants

During March 2013, the Company issued an aggregate of 20,375 shares of its common stock pursuant to a modification with MidMarket as Agent. The shares were valued at a price of $12.20 per share. The aggregate consideration for the issuance of the shares of common stock to the lender pursuant to such penalty amounted to $248,575 and has been recorded as interest expense in the consolidated statement of operations.

Issuance of shares pursuant to preferred dividends

During January 2013, the Company issued 41,006 shares of its common stock in exchange for accrued preferred dividends.  The shares were issued to satisfy accrued dividends equal to $246,322.

Issuance of shares pursuant to conversion of preferred stock

During January 2013, the Company issued 39,487 shares of common stock upon the conversion of 566 shares of Series D Preferred Stock.

During February 2013, the Company issued 40,000 shares of common stock upon the conversion of 2,000,000 shares of Series A Preferred Stock. Of such shares, 8,000 shares of common stock were issued to Lawrence Sands, the Company’s Senior Vice President and Corporate Secretary, and 16,000 shares of common stock were issued to each of Billy Caudill and Gideon Taylor, each of whom was a former officer and director of the Company.

Issuance of shares pursuant to loan modification

During 2011, the Company recorded the deemed issuance of 4,149 shares of its common stock pursuant to a loan modification. The shares were valued at a price of $58.48 per share. The aggregate consideration for the issuance of the shares of common stock to the lender pursuant to such modifications amounted to $242,702 and has been recorded as debt discount in the consolidated statement of operations.

Issuance of shares to satisfy obligations pursuant to warrants

During 2012, the Company issued 52,190 shares of its common stock to UTA in exchange for UTA forfeiting common stock warrants with an exercise price of $75.00 per share. The common stock was valued at the price of $8.00 per share. The total value of the shares issued was $352,763, and recorded as interest expense.

Issuance of shares pursuant to exercise of stock options

During March 2013, the Company issued 5,000 shares of common stock upon the exercise of common stock options.

Preferred Stock:

Series A

On June 1, 2011, the Company designated 20,000,000 of its 50,000,000 authorized shares of preferred stock, par value of $0.0001 per share, as Series A Preferred Stock (the “Series A Preferred Stock”).  The Series A Preferred Stock had no dividend rights and was convertible into shares of common stock of the Company at a conversion ratio of .08 shares of common stock for every one share of Series A Preferred Stock.  The Series A Preferred Stock was redeemable at a price of $0.0001 per share and entitled the holder to voting rights at a ratio of .08 votes for every one share of Series A Preferred Stock.

On June 1, 2011, the Company’s Board of Directors authorized the issuance of 2,000,000 shares of the Series A Preferred Stock to three of the Company’s principal officers valued at the fair market value of $1.00 per share and recorded in the accompanying financials statements as stock compensation expense.  The carrying amount of the Series A Preferred Stock was based on the par value of the Series A Preferred stock of $0.001 per share, or $200, the difference of $1,999,800 between the fair value of the Series A Preferred Stock at date of issuance and the carrying value of $200, was recorded as additional paid in capital.

As of December 31, 2012 and December 31, 2011, the Series A Preferred Stock was convertible into 40,000 and 40,000 shares of common stock, respectively.  This conversion is based on a conversion ratio of .08 shares of common stock for each share of Series A Preferred Stock. The total fully diluted common stock outstanding on March 31, 2013,  December 31, 2012 and December 31, 2011 was 14,345,879, 13,062,981 and 904,010 respectively.

On February 7, 2013, the Company converted 2,000,000 shares of Series A Preferred Stock into shares of common stock.